STATEMENTS OF CASH FLOWS - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (1,225)	$ (975)
Changes in operating assets and liabilities:
Other current asset	0	(1,500)
Accrued expenses	1,225	(225)
Net cash used in operating activities	0	(2,700)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000	0
Proceeds from promissory note - related party	0	200,000
Payment of offering costs	0	(26,542)
Net cash provided by (used in) financing activities	25,000	173,458
Net Change in Cash	25,000	170,758
Cash - Beginning of period	0	25,000
Cash - End of period	25,000	195,758
Non-Cash investing and financing activities:
Deferred offering costs included in accrued offering costs	$ 0	$ 5,000